Financial assets at fair value through the income statement (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017		Dec. 31, 2016 [1]
Disclosure of financial assets [line items]
Loans and advances	£ 326,406		£ 324,048	[1]	£ 345,900
Reverse repurchase agreements	2,308		12,546	[1]	13,454
Other financial assets	1,006		3,022
Financial assets at fair value through the income statement	149,648		116,281	[1]	£ 78,608
Financial assets at fair value through the income statement [member]
Disclosure of financial assets [line items]
Loans and advances	19,524		11,037
Debt securities	4,522		15
Equity securities	6,019		4,670
Reverse repurchase agreements	119,041		100,040
Other financial assets	542		519
Financial assets designated at fair value [member]
Disclosure of financial assets [line items]
Loans and advances	5,267		11,037
Debt securities	3,855		15
Equity securities	0		4,670
Reverse repurchase agreements	106		100,040
Other financial assets	0		519
Financial assets at fair value through the income statement	9,228	£ 10,000	116,281
Financial assets mandatorily at fair value [member]
Disclosure of financial assets [line items]
Loans and advances	19,524		11,037
Debt securities	4,522		15
Equity securities	6,019		4,670
Reverse repurchase agreements	119,041		100,040
Other financial assets	542		519
Financial assets at fair value through the income statement	£ 149,648	£ 130,200	£ 116,281

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .